Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories	Inventories

	2024	2023
Finished products	Ps. 7,124	Ps. 6,293
Raw materials	4,452	3,624
Non strategic spare parts	1,538	1,004
Inventories in transit	210	107
Packing materials	400	538
Other	335	314
	Ps. 14,059	Ps. 11,880
For the years ended as of December 31, 2024, 2023 and 2022, the Company recognized write-downs of its inventories for Ps. 660, Ps. 165 and Ps. 80, respectively to net realizable value. Please refer to Note 2.5 for further information regarding the impacts of the flooding events in Mexico and Brazil.
For the years ended as of December 31, 2024, 2023 and 2022, changes in inventories are comprised of the following and included in the consolidated income statement under the cost of goods sold caption:

	2024	2023	2022
Finished goods and work in progress	Ps. 35,313	Ps. 28,682	Ps. 25,073
Raw materials and packing materials	96,847	90,919	85,171
Total	Ps. 132,160	Ps. 119,601	Ps. 110,244